COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule Of Future Minimum Operating Lease Payments

	2012	2013	2014	2015	Beyond	Total
Facility Leases:
Miami Beach, FL (HQ)	$-	$-	$-	$-	$-	$-
Deerfield Beach, FL (Production)	22,308	45,657	47,483	20,107	-	135,555
Pompano, FL (Production)	20,193					20,193
Ashville, NC (Sales)	9,900					9,900
	$52,401	$45,657	$47,483	$20,107	$-	$165,648